Mortgages and Notes Payable (Details) (USD $)	12 Months Ended										12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 28, 2011	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2011 Maximum [Member]	Jan. 28, 2011 Maximum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2011 Mortgages and Notes Payable [Member]	Dec. 31, 2011 Line of Credit [Member]	Jan. 28, 2011 Line of Credit [Member]	Dec. 31, 2011 Secured Term Loan [Member]	Dec. 31, 2010 Secured Term Loan [Member]	Dec. 31, 2008 Secured Term Loan [Member]	Dec. 31, 2011 Secured Term Loan 1 [Member]	Dec. 31, 2011 Secured Term Loan 2 [Member]
Debt Instrument [Line Items]
Mortgages and notes payable	$ 1,366,004,000	$ 1,481,216,000
Effective interest rate					3.60%	3.60%	7.80%		7.80%
Weighted-average interest rate	5.70%	5.80%
Revolving credit facility current borrowing capacity												300,000,000
Interest rate stated percentage rate range minimum excluding LIBOR				2.50%
Revolving credit facility interest rate description	The new facility bears interest at 2.50% plus LIBOR if the Company's leverage ratio, as defined, is less than 50%, 2.85% plus LIBOR if the Company's leverage ratio is between 50% and 60% and 3.10% plus LIBOR if the Company's leverage ratio exceeds 60%.
Interest rate stated percentage rate range middle excluding LIBOR				2.85%
Interest leverage ratio rate range minimum to obtain lower interest rate stated percentage				50.00%
Interest leverage ratio rate range maximum to obtain lower interest rate stated percentage				60.00%
Interest rate stated percentage rate range maximum excluding LIBOR				3.10%
Interest leverage ratio rate								100.00%
Debt maturity date											Jan. 31, 2014		Mar. 18, 2013
Reveolving credit facility increase current borrowing capacity												225,000,000
Revolving credit facility, maximum borrowing capacity	300,000,000											525,000,000
Revolving credit facility amount outstanding											0
Outstanding letters of credit												5,682,000
Aggregate financing costs	3,941,000
Debt instrument amount																25,000,000	35,551,000
Interest rate stated margin percentage	0.60%
Description of variable rate basis													LIBOR plus 60 basis points
Fixed interest rate													4.92%
Assumed liability for the fair value of the swap													3,236,000	5,280,000	5,696,000
Gains (charges) on debt satisfaction from continuing operations	45,000	972,000	(332,000)
Scheduled Principal and Balloon Payments on Mortgages and Notes Payable
2012										176,350,000
2013										320,873,000
2014										252,699,000
2015										283,767,000
2016										131,406,000
Thereafter										202,105,000
Long-term Debt, Gross										1,367,200,000
Debt discount										(1,196,000)			(1,196,000)	(2,183,000)
Long-term debt										$ 1,366,004,000